Consolidated Balance Sheets - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents (note 15a)	$ 153,726	$ 168,409
Restricted cash – current (note 15a)	9,210	2,910
Accounts Receivable, after Allowance for Credit Loss, Current	29,058	31,269
Prepaid expenses	15,162	15,318
Assets Held-for-sale, Not Part of Disposal Group	0	22,323
Current portion of derivative assets (note 13)	35,684	22,397
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	20,928	20,572
Other current assets (note 14f)	6,619	1,294
Total current assets	290,066	307,210
Restricted cash – long-term (note 15a)	25,032	13,075
Vessels and equipment
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	731,318	932,414
Finance Lease, Right-of-Use Asset	1,979,630	2,050,933
Advances on newbuilding contracts (note 14a)	243,186	228,562
Operating lease right-of-use assets	0	7,772
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Noncurrent	625,398	669,139
Other assets	28,858	34,875
Derivative assets (note 13)	50,913	35,127
Intangible Assets, Net (Excluding Goodwill)	20,434	30,447
Goodwill (note 8)	37,308	40,308
Total assets	5,378,721	5,661,601
Current
Accounts payable	7,093	6,692
Accrued liabilities and other (notes 9 and 14)	100,060	89,852
Unearned revenue (note 6)	34,733	38,343
Current portion of long-term debt (note 10)	177,093	107,820
Current obligations related to finance leases (note 5)	129,418	180,206
Current portion of operating lease liabilities	0	9,905
Current portion of derivative liabilities (note 13)	22,283	0
Total current liabilities	477,401	440,116
Long-term debt (note 10)	882,446	960,202
Long-term obligations related to finance leases (note 5)	1,598,135	1,481,786
Other long-term liabilities (notes 3b, 6, 7a and 14e)	88,764	78,582
Derivative liabilities (note 13)	25,281	23,836
Total liabilities	3,072,027	2,984,522
Equity
Common Unit, Issuance Value	1,931,879	2,275,102
Preferred Units, Preferred Partners' Capital Accounts	278,419	278,419
Accumulated other comprehensive income	36,083	31,347
Equity	2,246,381	2,584,868
Members' Equity Attributable to Noncontrolling Interest	60,313	92,211
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,306,694	2,677,079
Total liabilities and total equity	$ 5,378,721	$ 5,661,601
Common Unit, Issued	99.9	99.9
Limited Partners - preferred units issued	11.5	11.5
Preferred Units, Authorized	11.9	11.9
Property, Plant and Equipment [Roll Forward]	$ 2,954,134	$ 3,219,681
Due to affiliates, current	6,721	7,298
Advances to affiliates
Current
Due from Affiliates, Current	19,679	22,718
Due to affiliates, current	6,700	7,300
Due from Affiliates, Current	19,679	22,718
Corporate Joint Venture
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,346,578	$ 1,311,739